Share capital - Schedule of Treasury Shares (Details) $ / shares in Units, $ in Thousands																					6 Months Ended		12 Months Ended
	Oct. 17, 2022 USD ($) shares	Oct. 17, 2022 CHF (SFr) shares	Jun. 27, 2022 USD ($)	Jun. 27, 2022 CHF (SFr)	Jun. 23, 2022 USD ($)	Jun. 23, 2022 CHF (SFr)	Jun. 17, 2022 USD ($)	Jun. 17, 2022 CHF (SFr)	May 06, 2022 USD ($)	May 06, 2022 CHF (SFr)	Nov. 26, 2021 USD ($)	Nov. 26, 2021 CHF (SFr)	Sep. 09, 2021 USD ($)	Sep. 09, 2021 CHF (SFr)	Apr. 09, 2021 USD ($)	Apr. 09, 2021 CHF (SFr)	Sep. 21, 2020 USD ($)	Sep. 21, 2020 CHF (SFr)	Feb. 12, 2020 USD ($)	Feb. 12, 2020 CHF (SFr)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 CHF (SFr) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Number of issued and outstanding shares
Restricted ordinary shares repurchased | shares																							95,717	0	0
Shares issued, Number of shares | shares	16,700,000	16,700,000
Nominal value of shares
Balance at beginning of year																					$ 115,999		$ 115,999	$ 32,238	$ 9,262
Shares issued but not granted, Nominal value	$ 838	SFr 835,000	$ 22	SFr 22,262.6	$ 39	SFr 37,634.4	$ 294	SFr 285,750			$ 31	SFr 29,412	$ 10	SFr 9,280	$ 463	SFr 431,250			$ 23	SFr 21,850	$ 215	SFr 205,506.45	179,205	154,125	55,137
Shares allocated for RSUs net settlement, Nominal value									$ (156)	SFr (152,650.4)							$ (152)	SFr (141,000)					(16,768)	(24,901)	(5,445)
Shares issued, Nominal value																							0		0
Total balance at end of the year																							$ 213,368	$ 115,999	$ 32,238
Treasury shares
Number of issued and outstanding shares
Balance at beginning of year (in shares) | shares																					662,374	662,374	662,374	722,275	(1,875)
Employee share-based payment issue | shares																									1,875
Shares issued but not granted, Number of shares | shares																									(722,275)
Restricted ordinary shares repurchased | shares																							(95,717)
Shares allocated for SOs exercise, Number of shares | shares																							40,204
Shares withheld for SOs exercise, Number of shares | shares																							(8,989)
Shares allocated for RSUs settlement, Number of shares | shares																							253,907	59,901
Shares withheld for RSUs settlement | $ / shares																							$ (69,427)
Shares issued, Number of shares | shares																							(4,110,129)
Balance at end of the year (in shares) | shares																							(4,652,525)	(662,374)	(722,275)
Nominal value of shares
Balance at beginning of year																					$ (35)		$ (35)	$ (38)	$ 0
Employee share-based payment issue,Nominal value																									0
Shares issued but not granted, Nominal value																								0	(38)
Restricted ordinary shares repurchased, nominal value																							(5)
Shares allocated for SOs exercise (Note 12.2)																							6
Shares withheld for SOs exercise, Nominal Value																							(77)
Shares allocated for RSUs net settlement, Nominal value																							(78)	(3)
Shares withheld for RSUs net settlement, nominal value																							(557)
Shares issued, Nominal value																							(215)		(38)
Total balance at end of the year																							$ (805)	$ (35)	$ (38)